Categories of Financial Instruments - Financial Liabilities by Category (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
Disclosure of financial liabilities [line items]
Accounts payable - trade	₩ 438,297		₩ 381,302
Derivative financial liabilities	1,043		4,184
Borrowings	2,043,140		2,184,996
Debentures	8,220,833		7,466,852
Lease liabilities	712,740	₩ 663,827
Accounts payable - other and others	6,563,030		6,762,782
Financial liabilities	17,979,083		16,800,116
Financial liabilities at fair value through profit or loss [member]
Disclosure of financial liabilities [line items]
Debentures			61,813
Financial liabilities			61,813
Financial liabilities measured at amortized cost [Member]
Disclosure of financial liabilities [line items]
Accounts payable - trade	438,297		381,302
Borrowings	2,043,140		2,184,996
Debentures	8,220,833		7,405,039
Lease liabilities	712,740
Accounts payable - other and others	6,563,030		6,762,782
Financial liabilities	17,978,040		16,734,119
Derivatives hedging instrument [member]
Disclosure of financial liabilities [line items]
Derivative financial liabilities	1,043		4,184
Financial liabilities	₩ 1,043		₩ 4,184